Debt - Summary of Future Maturities to Non-convertible Debt Outstanding (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023		$ 2,183
2024		8,585
2025		5,771
2026		4,199
More than 5 years		12,877
Unamortized loan discount and issuance costs		(754)
Total debt obligation carrying amount		37,081
Non-convertible Debt
Debt Instrument [Line Items]
Remaining 2022 obligation	$ 1,729
2023	8,413
2024	5,655
2025	4,114
2026	4,136
More than 5 years	12,618
Unamortized loan discount and issuance costs	(705)	(754)
Total debt obligation carrying amount	35,959	37,081
Current portion	2,001	1,950
Long-term portion	$ 33,958	$ 35,131